UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-14195
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

/s/ Mark A. Hughes                         Wellsboro, PA            11/10/11
---------------------------         --------------------------   --------------
        [Signature]                        [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     75
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Form 13F Information Table Value Total:     $ 88,143
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name
  1     28-14473                   Citizens & Northern Bank
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

                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1,000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED  NONE
Abbott Labs                      COM             002824100  $ 1,208   23630.000  SH         DEFINED     1     23630.000
Accenture PLC                    SHS CLASS A     G1151C101  $ 1,466   27833.000  SH         DEFINED     1     27833.000
Apache Corp                      COM             037411105  $ 1,047   13052.000  SH         DEFINED     1     13052.000
AT&T Inc                         COM             00206R102  $   270    9455.000  SH         DEFINED     1      9455.000
Automatic Data Processing        COM             053015103  $ 1,393   29539.000  SH         DEFINED     1     29539.000
Baker Hughes Inc                 COM             057224107  $ 1,263   27372.000  SH         DEFINED     1     27372.000
Bard C R Inc                     COM             067383109  $ 1,072   12244.000  SH         DEFINED     1     12244.000
Baxter Intl Inc                  COM             071813109  $ 1,003   17868.000  SH         DEFINED     1     17868.000
Blackrock, Inc.                  COM             09247X101  $ 1,034    6988.000  SH         DEFINED     1      6988.000
CBT FINANCIAL CORP COM           COM             12495U100  $   286   10995.000  SH         SOLE              10995.000
CCFNB BANCORP                    COM             124880105  $ 1,466   43132.000  SH         SOLE              43132.000
CH Robinson Worldwide            COM NEW         12541W209  $ 1,340   19566.000  SH         DEFINED     1     19566.000
Charles Schwab Corp              COM             808513105  $ 1,004   89083.000  SH         DEFINED     1     89083.000
Chevron Corp                     COM             166764100  $ 1,979   21369.000  SH         DEFINED     1     21369.000
Cisco Systems Inc                COM             17275R102  $ 1,199   77363.000  SH         DEFINED     1     77363.000
Citizens & Northern Corp         COM             172922106  $ 4,123  277467.343  SH         DEFINED     1    277467.343
CITIZENS FINANCIAL SVCS          COM             174615104  $   226    6651.000  SH         SOLE               6651.000
CME Group Inc                    COM             12572Q105  $ 1,138    4619.000  SH         DEFINED     1      4619.000
Colgate Palmolive Co             COM             194162103  $ 1,065   12005.000  SH         DEFINED     1     12005.000
Corning Inc                      COM             219350105  $   314   25433.000  SH         DEFINED     1     25433.000
Danaher Corp                     COM             235851102  $ 1,338   31906.000  SH         DEFINED     1     31906.000
Darden Restaurants Inc           COM             237194105  $   931   21769.000  SH         DEFINED     1     21769.000
DIMECO INC                       COM             25432W104  $   343   10100.000  SH         SOLE              10100.000
Eaton Vance                      COM NON VTG     278265103  $ 1,062   47709.000  SH         DEFINED     1     47709.000
Ecolab Inc.                      COM             278865100  $ 1,233   25228.000  SH         DEFINED     1     25228.000
Expeditors Intl Wash Inc         COM             302130109  $ 1,277   31486.000  SH         DEFINED     1     31486.000
Exxon Mobil Corp                 COM             30231G102  $ 1,567   21574.000  SH         DEFINED     1     21574.000
Fifth Third Bancorp              COM             316773100  $   292   28880.000  SH         DEFINED     1     28880.000
FNB Corporation                  COM             302520101  $ 1,127  131473.000  SH         DEFINED     1    131473.000
FRANKLIN FINANCIAL               COM             353525108  $   283   18491.000  SH         SOLE              18491.000
Franklin Resources Inc           COM             354613101  $   975   10196.000  SH         DEFINED     1     10196.000
General Dynamics Corp            COM             369550108  $ 1,059   18621.000  SH         DEFINED     1     18621.000
General Elec Co                  COM             369604103  $   432   28414.000  SH         DEFINED     1     28414.000
International Business Machines  COM             459200101  $ 1,678    9597.000  SH         DEFINED     1      9597.000
iShares S&P MidCap 400 Index Fd  S&P MIDCAP 400  464287507  $14,436  185105.000  SH         DEFINED     1    185105.000
Johnson & Johnson                COM             478160104  $ 1,181   18544.000  SH         DEFINED     1     18544.000
Linear Tech Corp                 COM             535678106  $ 1,244   45005.000  SH         DEFINED     1     45005.000
M & T Bank Corp                  COM             55261F104  $   551    7887.000  SH         DEFINED     1      7887.000
McDonalds Corp                   COM             580135101  $   986   11229.000  SH         DEFINED     1     11229.000
Medtronic Inc                    COM             585055106  $   938   28231.000  SH         DEFINED     1     28231.000
Microchip Technology Inc         COM             595017104  $ 1,198   38506.000  SH         DEFINED     1     38506.000
Microsoft Corp                   COM             594918104  $ 1,521   61124.000  SH         DEFINED     1     61124.000
MUNCY BANK FINANCIAL             COM             62600N103  $   908   19736.000  SH         SOLE              19736.000
National Fuel Gas Co N J         COM             636180101  $   282    5784.000  SH         DEFINED     1      5784.000
Nike, Inc. Class B               CL B            654106103  $ 1,195   13975.000  SH         DEFINED     1     13975.000
NORWOOD FINANCIAL CORP           COM             669549107  $   309   12881.000  SH         SOLE              12881.000
Oracle Corp                      COM             68389X105  $ 1,469   51113.000  SH         DEFINED     1     51113.000
Penns Woods Bancorp Inc          COM             708430103  $   233    7104.000  SH         DEFINED     1      7104.000
PENSECO FINANCIAL SERVS          COM             709570105  $   654   17208.000  SH         SOLE              17208.000
Pepsico Inc                      COM             713448108  $ 1,132   18287.000  SH         DEFINED     1     18287.000
Pfizer Inc                       COM             717081103  $   221   12524.000  SH         DEFINED     1     12524.000
Praxair Inc                      COM             74005P104  $ 1,017   10874.000  SH         DEFINED     1     10874.000
Procter & Gamble Co              COM             742718109  $ 1,456   23048.000  SH         DEFINED     1     23048.000
Qualcomm Inc                     COM             747525103  $ 1,308   26897.000  SH         DEFINED     1     26897.000
Schlumberger Ltd                 COM             806857108  $ 1,145   19165.000  SH         DEFINED     1     19165.000
SEI Investment Company           COM             784117103  $ 1,077   70008.000  SH         DEFINED     1     70008.000
SPDR Gold Trust                  GOLD SHS        78463V107  $   234    1480.000  SH         DEFINED     1      1480.000
Staples Inc                      COM             855030102  $   902   67833.000  SH         DEFINED     1     67833.000
Suncor Energy Inc New Common     COM             867224107  $ 1,096   43082.000  SH         DEFINED     1     43082.000
SUSQUEHANNA BANCSHARES           COM             869099101  $    55   10000.000  SH         SOLE              10000.000
SYSCO Corp                       COM             871829107  $   990   38239.000  SH         DEFINED     1     38239.000
T. Rowe Price Group, Inc.        COM             74144T108  $ 1,118   23410.000  SH         DEFINED     1     23410.000
Talisman Energy Inc              COM             87425E103  $   130   10571.000  SH         DEFINED     1     10571.000
Target Corp                      COM             87612E106  $ 1,122   22876.000  SH         DEFINED     1     22876.000
Teva Pharmaceutical Inds Ltd Adr ADR             881624209  $   876   23547.000  SH         DEFINED     1     23547.000
Texas Instruments Inc            COM             882508104  $ 1,203   45140.000  SH         DEFINED     1     45140.000
Tjx Companies (New)              COM             872540109  $ 1,176   21206.000  SH         DEFINED     1     21206.000
United Parcel Service Inc.
  Class B                        CL B            911312106  $ 1,329   21043.000  SH         DEFINED     1     21043.000
Vanguard Emerging Markets ETF    MSCI EMR
                                   MKT ETF       922042858  $   396   11065.000  SH         DEFINED     1     11065.000
Verizon Communications           COM             92343V104  $ 1,046   28412.000  SH         DEFINED     1     28412.000
W W Grainger Inc                 COM             384802104  $ 1,335    8927.000  SH         DEFINED     1      8927.000
Walgreen Co                      COM             931422109  $   977   29691.000  SH         DEFINED     1     29691.000
Wal-Mart Stores Inc              COM             931142103  $ 1,059   20396.000  SH         DEFINED     1     20396.000
Wells Fargo & Co New             COM             949746101  $ 1,046   43364.000  SH         DEFINED     1     43364.000
WVS FINANCIAL CORP               COM             929358109  $    96   10859.000  SH         DEFINED     1     10859.000